Private Placement (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 15, 2021
Private Placement [Member]
Class of Warrant or Right [Line Items]
Aggregate purchase price	$ 2,865,000	$ 2,865,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	30 days	30 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	2,865,000	2,865,000
Price of warrants	$ 1.00	$ 1.00	$ 1.00